Employee benefit obligation - Recognized in statement of loss and comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost recognized in profit or loss
Remeasurement loss recognized in OCI	$ (252)	$ 80
Annual weighted average assumptions
Discount rate (as a percent)	3.77%	0.98%
Price inflation (as a percent)	3.00%	1.00%